DIVIDENDS	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
DIVIDENDS
19.	DIVIDENDS

On March 7, 2018, May 23, 2018, August 15, 2018 and November 29, 2018, the Company paid the quarterly dividends of $0.045, $0.045, $0.04835 and $0.04835 per share, respectively, and during the year ended December 31, 2018, the Company recorded total amount of quarterly dividends of $271,531, with $1,214 and $270,317 as distributions against additional paid-in capital and retained earnings, respectively.

On February 10, 2017, the Company paid a special dividend of $0.4404 per share and on March 15, 2017, May 31, 2017, August 23, 2017 and November 30, 2017, the Company paid quarterly dividends of $0.03, $0.03, $0.03 and $0.03 per share, respectively. During the year ended December 31, 2017, the Company recorded total amount of special and quarterly dividends of $821,328, with $733,265 and $88,063 as distributions against retained earnings and additional paid-in capital, respectively.

On March 16, 2016, the Company paid a special dividend of $0.2146 per share and on May 31, 2016, August 31, 2016 and November 30, 2016, the Company paid quarterly dividends of $0.0073, $0.0063 and $0.0126 per share, respectively. During the year ended December 31, 2016, the Company recorded total amount of special and quarterly dividends of $385,569, with $108,639 and $276,930 as distributions against additional paid-incapital and retained earnings, respectively.

On February 19, 2019, a quarterly dividend of $0.0517 per share has been declared by the Board of Directors of the Company and was paid to the shareholders of record as of March 4, 2019.